FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (73,642)	$ (10,089)	¥ 12,576	¥ (979,492)
Adjustments for:
Amortization of discount and interest on convertible notes	30,289	4,150	25,967	23,197
Foreign exchange (gain) loss	713	98	6,816	6,301
Cancellation of ordinary shares				(1,876)
Gain from change in fair value of conversion feature derivative liability	(45,037)	(6,170)	(23,171)	(37,250)
Changes in operating assets and liabilities:
Change in prepayments and other current assets	(3,020)	(414)	673	71,274
Change in accrued expenses and other current liabilities	1,690	231	(21,213)	(71,722)
Increase/(Decrease) in interest payable	1,243	170	(2,432)	1,193
Net cash used in operating activities	(44,197)	(6,057)	(46,320)	(154,037)
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(57,018)	(7,811)	4,470	(249,636)
Cash flows from financing activities:
Proceeds from the issuance of convertible note			85,349	33,704
Repayment of convertible debt	(34,390)
Proceeds from equity financing	17,783	2,436
Net cash provided by financing activities	69,768	9,560	32,465	33,065
Effect of foreign exchange rate changes on cash and cash equivalents	(2,864)	(392)	(3,457)	251
Net change in cash and cash equivalents	(34,311)	(4,700)	(12,842)	(370,357)
Cash and cash equivalents, beginning of year	45,222
Cash and cash equivalents, end of year	10,911	1,495	45,222
Non-cash investing and financing activities:
Share issued for repayments of convertible notes	18,161	2,488	24,822	57,290
Restricted ordinary shares issued in exchange for investments	230,478	31,575
Parent Company
Cash flows from operating activities:
Net income (loss)	(73,424)	(10,059)	20,003	(974,859)
Adjustments for:
Share-based compensation expense	44,675	6,120	70,760	202,346
Amortization of discount and interest on convertible notes	30,289	4,150	25,967	23,075
Foreign exchange (gain) loss	148	20	(785)	(166)
Cancellation of ordinary shares				(1,876)
Equity in loss (income) of subsidiaries and VIE	10,173	1,394	(117,204)	781,292
Gain from change in fair value of conversion feature derivative liability	(45,037)	(6,170)	(23,171)	(37,250)
Changes in operating assets and liabilities:
Change in prepayments and other current assets	(1,278)	(175)	0	56
Change in amounts due from intercompany	36,461	4,995	(15,563)	49,338
Change in accrued expenses and other current liabilities	1,686	231	(11,952)	(46,565)
Increase/(Decrease) in interest payable	1,243	170	(2,432)	1,193
Net cash used in operating activities	4,936	676	(54,377)	(3,416)
Cash flows from investing activities:
Purchase of property, plant and equipment				(17,640)
Net cash (used in) provided by investing activities				(17,640)
Cash flows from financing activities:
Proceeds from the issuance of convertible note			85,349	33,704
Purchase of other investment				(22,277)
Proceeds from disposal of other investment	5	1	5,163	15,228
Repayment of convertible debt	(34,390)	(4,711)	(42,903)	0
Proceeds from equity financing	17,783	2,436
Net cash provided by financing activities	(16,602)	(2,274)	47,609	26,655
Effect of foreign exchange rate changes on cash and cash equivalents	(298)	(41)	502	861
Net change in cash and cash equivalents	(11,964)	(1,639)	(6,266)	6,460
Cash and cash equivalents, beginning of year	12,438	1,704	18,704	12,244
Cash and cash equivalents, end of year	474	65	12,438	18,704
Non-cash investing and financing activities:
Share issued for repayments of convertible notes	18,161	2,488	¥ 24,822	¥ 57,290
Restricted ordinary shares issued in exchange for investments	¥ 230,478	$ 31,575